Quarterly Holdings Report
for
Fidelity® Emerging Asia Fund
January 31, 2024
SEA-NPRT1-0324
1.813038.119
Common Stocks - 98.5%
	Shares	Value ($)
China - 25.8%
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	236,000	3,746,496
AK Medical Holdings Ltd. (a)	5,258,513	3,074,694
Akeso, Inc. (a)(b)	549,154	2,788,446
Alibaba Group Holding Ltd.	1,166,481	10,462,143
Asymchem Laboratories Tianjin Co. Ltd.:
(A Shares)	184,800	2,210,614
(H Shares) (a)	208,200	1,614,698
Baidu, Inc. Class A (b)	103,600	1,341,332
Beijing Chunlizhengda Medical Instruments Co. Ltd.	718,200	1,918,366
Beijing Sinohytec Co. Ltd. (A Shares)	517,732	2,482,771
BYD Co. Ltd. (H Shares)	263,152	5,892,019
Empyrean Technology Co. Ltd. (A Shares)	206,900	2,241,951
Estun Automation Co. Ltd. (A Shares)	2,896,400	5,279,103
Glodon Co. Ltd. (A Shares)	1,094,840	1,866,735
GRG Metrology & Test Co. Ltd. (A Shares)	1,041,390	1,646,438
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	475,232	3,465,180
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	410,497	2,324,963
Hundsun Technologies, Inc. (A Shares)	985,986	2,890,641
Innovent Biologics, Inc. (a)(b)	1,071,218	4,315,843
Joinn Laboratories China Co. Ltd. (A Shares)	783,560	1,809,037
JOYY, Inc. ADR	1,500	45,990
Kangji Medical Holdings Ltd. (c)	1,511,945	1,125,160
Kanzhun Ltd. ADR	199,143	2,770,079
KE Holdings, Inc. ADR	274,846	3,894,568
Kindstar Globalgene Technology, Inc. (a)(b)	6,775,265	1,289,544
Li Auto, Inc. ADR (b)	220,400	6,100,672
Li Ning Co. Ltd.	1,736,500	3,709,723
Maxscend Microelectronics Co. Ltd. (A Shares)	155,900	2,003,907
Meituan Class B (a)(b)	529,135	4,255,953
Microport Cardioflow Medtech Corp. (a)(b)(c)	11,788,959	2,339,627
MicroPort NeuroTech Ltd. (b)(c)	545,000	617,763
MicroTech Medical (Hangzhou) Co. Ltd. (H Shares) (a)(b)	1,296,269	676,014
NAURA Technology Group Co. Ltd.	76,897	2,436,438
NXP Semiconductors NV	37,706	7,939,752
PDD Holdings, Inc. ADR (b)	372,117	47,210,484
RLX Technology, Inc. ADR (c)	746,592	1,358,797
SG Micro Corp. (A Shares)	88,340	766,000
Shandong Weigao Orthopaedic Device Co. Ltd. (A Shares)	865,300	3,617,180
Shanghai Aohua Photoelectricity Endoscope Co. Ltd. (A Shares) (b)	460,500	3,124,823
Shanghai MicroPort Endovascula MedTech Group Co. Ltd. (A Shares)	98,700	2,198,569
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	361,289	13,547,965
Silergy Corp.	235,000	2,892,686
Smoore International Holdings Ltd. (a)(c)	2,133,176	1,289,941
SonoScape Medical Corp.	475,300	2,377,807
Tencent Holdings Ltd.	95,337	3,309,273
Tofflon Science & Technology Group Co. Ltd. (A Shares)	1,176,500	2,246,409
Trip.com Group Ltd. (b)	122,165	4,446,736
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)(c)(d)	2,490,882	1,790,592
Weihai Guangwei Composites Co. Ltd. (A Shares)	923,336	3,025,984
WuXi AppTec Co. Ltd. (H Shares) (a)	1,317,067	9,112,778
Wuxi Biologics (Cayman), Inc. (a)(b)	1,285,692	3,383,344
WuXi XDC Cayman, Inc.	2,809,603	7,094,419
Zai Lab Ltd. ADR (b)(c)	111,419	2,403,308
ZKH Group Ltd. (A Shares)	11,329,413	4,970,100
Zylox-Tonbridge Medical Technology Co. Ltd. (a)(b)	1,214,500	1,575,248
TOTAL CHINA		222,319,103
Hong Kong - 1.7%
AIA Group Ltd.	1,711,493	13,422,247
Huanxi Media Group Ltd. (b)	19,829,015	1,575,955
TOTAL HONG KONG		14,998,202
India - 30.3%
Amber Enterprises India Ltd. (b)	72,539	3,867,948
Aster DM Healthcare Ltd. (a)(b)	604,216	3,209,025
Bajaj Finance Ltd.	87,554	7,243,851
Bharat Electronics Ltd.	1,903,172	4,260,822
Computer Age Management Services Private Ltd.	356,458	12,446,225
Delhivery Private Ltd. (b)	1,455,825	7,891,245
Devyani International Ltd. (b)	1,451,419	3,176,211
Eicher Motors Ltd.	113,702	5,261,129
HDFC Asset Management Co. Ltd. (a)	312,850	13,489,229
HDFC Bank Ltd.	1,093,568	19,223,044
HDFC Standard Life Insurance Co. Ltd. (a)	1,092,480	7,582,664
Hero Motocorp Ltd.	153,000	8,514,019
Hindustan Aeronautics Ltd.	299,315	10,826,740
Kotak Mahindra Bank Ltd.	177,300	3,895,164
Larsen & Toubro Ltd.	127,785	5,347,445
MakeMyTrip Ltd. (b)	667,045	36,947,623
One97 Communications Ltd. (b)	692,581	6,329,711
Page Industries Ltd.	5,450	2,447,104
Reliance Industries Ltd.	806,225	27,687,138
Sapphire Foods India Ltd. (b)	276,045	4,815,143
SRF Ltd.	114,326	3,196,351
Tata Motors Ltd.	1,001,855	10,657,984
Ultratech Cement Ltd.	49,682	6,072,095
Vijaya Diagnostic Centre Pvt Ltd.	196,617	1,565,104
Zomato Ltd. (b)	26,633,116	44,728,012
TOTAL INDIA		260,681,026
Indonesia - 1.8%
PT Bank Central Asia Tbk	14,902,825	9,016,603
PT Bank Rakyat Indonesia (Persero) Tbk	18,544,426	6,680,362
TOTAL INDONESIA		15,696,965
Japan - 1.6%
Money Forward, Inc. (b)	215,186	8,399,146
Renesas Electronics Corp. (b)	342,100	5,613,035
TOTAL JAPAN		14,012,181
Korea (South) - 13.1%
Delivery Hero AG (a)(b)	292,551	6,637,777
Gabia, Inc.	128,155	1,651,061
Kakao Corp.	107,482	4,203,216
Kakao Pay Corp. (b)	166,197	5,865,524
Kia Corp.	74,383	5,713,503
LG Energy Solution (b)	3,400	965,069
NAVER Corp.	89,072	13,282,759
Samsung Electronics Co. Ltd.	881,696	47,909,113
SK Hynix, Inc.	268,083	26,846,316
TOTAL KOREA (SOUTH)		113,074,338
Netherlands - 1.4%
Adyen BV (a)(b)	5,077	6,367,510
ASML Holding NV (Netherlands)	6,719	5,829,325
TOTAL NETHERLANDS		12,196,835
Russia - 0.2%
Yandex NV Series A (b)(c)(d)	153,309	1,962,355
Singapore - 4.5%
Oversea-Chinese Banking Corp. Ltd.	478,204	4,574,202
Sea Ltd. ADR (b)	790,242	30,139,830
United Overseas Bank Ltd.	170,370	3,591,151
TOTAL SINGAPORE		38,305,183
Switzerland - 0.4%
Yunnan Botanee Bio-Technology Group Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 3/10/25 (a)	179,025	1,394,926
Zwsoft Co. Ltd. (Guangzhou) ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 9/25/25 (a)(b)	202,088	2,023,802
TOTAL SWITZERLAND		3,418,728
Taiwan - 11.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,871,892	77,525,571
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	118,053	13,335,267
Unimicron Technology Corp.	1,235,000	6,930,137
TOTAL TAIWAN		97,790,975
United Kingdom - 1.1%
Endava PLC ADR (b)(c)	131,963	9,339,022
United States of America - 4.9%
EPAM Systems, Inc. (b)	29,602	8,232,612
Frontage Holdings Corp. (a)(b)(c)	15,069,522	3,099,199
Micron Technology, Inc.	98,477	8,444,403
NVIDIA Corp.	18,281	11,247,751
ON Semiconductor Corp. (b)	84,916	6,040,075
Space Exploration Technologies Corp. Class A (b)(d)(e)	11,000	1,067,000
Teradyne, Inc.	37,765	3,647,721
TOTAL UNITED STATES OF AMERICA		41,778,761
Vietnam - 0.3%
Vietnam Dairy Products Corp.	1,043,400	2,856,231
TOTAL COMMON STOCKS (Cost $753,405,673)		848,429,905

Preferred Stocks - 1.6%
	Shares	Value ($)
Convertible Preferred Stocks - 0.7%
China - 0.7%
ByteDance Ltd. Series E1 (b)(d)(e)	23,366	5,166,924
dMed Biopharmaceutical Co. Ltd. Series C (b)(d)(e)	128,423	761,548
		5,928,472
Nonconvertible Preferred Stocks - 0.9%
Korea (South) - 0.9%
Samsung Electronics Co. Ltd.	175,377	7,673,857
TOTAL PREFERRED STOCKS (Cost $10,334,111)		13,602,329

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	10,415,647	10,417,731
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	12,722,161	12,723,433
TOTAL MONEY MARKET FUNDS (Cost $23,141,164)		23,141,164

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $786,880,948)	885,173,398
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(24,500,019)
NET ASSETS - 100.0%	860,673,379

Security Type Abbreviations
ELS	-	EQUITY-LINKED SECURITY

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $81,310,854 or 9.4% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,995,472 or 0.8% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	2,560,310

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	1,824,011

Space Exploration Technologies Corp. Class A	2/16/21	461,989

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	8,975,185	92,632,389	91,189,843	165,315	-	-	10,417,731	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	16,834,536	29,793,400	33,904,503	75,287	-	-	12,723,433	0.1%
Total	25,809,721	122,425,789	125,094,346	240,602	-	-	23,141,164

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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